DIVIDENDS PAYABLE - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 29, 2012 Dividend Paid	Feb. 29, 2012 Dividend Paid American Depositary Share
Dividends Payable [Line Items]
Distributions paid to shareholder	$ 12,556	$ 5,829	$ 14,455
Dividend approved, per share				$ 0.16	$ 0.32
Dividend declared aggregate amount	$ 12,556			$ 12,556